Grand Prix Investors Fund
Investment Objective
The Grand Prix Investors Fund (the “Grand Prix Fund” or the “Fund”) seeks long-term total return.
Fees and Expenses
The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Grand Prix Investors Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed within six months of purchase)	1.00%
Wire Transfer Fee	20

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Grand Prix Investors Fund
Management Fees		1.95%
Distribution (and/or Service) (12b-1) Fees		0.25%
Other Expenses		none
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Fund Operating Expenses		2.24%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Grand Prix Investors Fund	232	715	1,225	2,626

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended July 31, 2012, the Fund’s portfolio turnover rate was 406.15%.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the domestic and foreign equity and debt securities of “Formula 1 Sponsor Companies.”   For this purpose, the Fund’s investment adviser, Autosport Fund Advisors, Inc. (“Autosport” or the “Adviser”), defines Formula 1 Sponsor Companies as companies that, directly, or indirectly through an affiliate, sponsor Formula 1 teams (through on-car branding or by serving as a technical partner or supplier), Formula 1 drivers or Formula 1 races (including through trackside advertising), or that sponsor the Formula One Administration or the Federation of International Autosport.  At present, there are approximately 300 Formula 1 Sponsor Companies.

The Fund will normally hold both common stocks and debt securities, generally with 40% to 80% of its net assets invested in common stocks and 20% to 60% of its net assets invested in debt securities, including cash equivalents or money market funds.  The Fund may invest up to 100% of its assets in cash equivalents and money market funds as a defensive measure in response to adverse market conditions.  The Fund may invest in equity securities of any market capitalization.  The adviser intends to invest in domestic and foreign debt securities of any maturity that are investment grade (generally, having a Standard & Poor’s rating of “BBB” or better, or a Moody’s rating of “Baa” or better) or, if unrated, determined by the adviser to be of comparable quality.  However, the adviser may also invest, without limitation, in non-investment grade corporate bonds rated below “Baa” by Moody’s or below “BBB” by S&P (also known as “junk” bonds).  The Fund may invest in other equity and debt securities, including shares of other investment companies (such as ETFs).  The Fund may purchase foreign and emerging market securities, including sponsored ADRs. The Fund may also buy and write (i.e., sell) put and call options.

Once a portfolio security of a Formula 1 Sponsor Company has been purchased, the Fund typically will hold that security for as long as the security is in the universe of Formula 1 Sponsor Companies.  Although the Adviser will typically sell the security of a company that no longer qualifies as a Formula 1 Sponsor Company, the Adviser may retain such a portfolio security for an extended period to avoid sale at an inopportune time.

Principal Risks of Investing in the Fund

Formula 1 Sponsor Company Security Risk.  The Fund’s policy of investing primarily in Formula 1 Sponsor Companies may inhibit the Fund’s ability to participate in certain attractive investment opportunities.  Formula 1 Sponsor Companies may change from year to year, which may result in well-established companies with strong track records no longer fitting within the investment objective of the Fund.  Because the Fund selects from a small universe of companies (approximately 300), the Fund also runs a greater risk of loss than a fund that invests in a wider range of securities.  A related risk is that popularity of Formula 1, or the teams that race in it, may decline among fans and sponsors.  If this happens, the Fund’s investment objective may require it to invest in fewer companies or weaker companies.  Any negative market, economic or other developments affecting the racing industry could have a major effect on the value of the Fund’s investments.

Individual Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All equity securities are subject to these risks.

Debt Security Risk.  Debt securities are subject to inherent market risks and fluctuations in value due to changes in interest rates, earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser.

Credit Risk.  Credit risk is the possibility that an issuer will default on a debt security by failing to pay interest or principal when due.  There is a possibility that issuers of debt securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Risk Associated with Non-Investment Grade Securities.  Debt securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities.

Sector Risk.  The Fund may be, at various times, overweighted in one or more industry sectors.  That is, the Fund may invest a significant percentage of its assets in the securities of a single sector.  When the Fund is overweighted in a sector, any negative developments affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in the sector.

Foreign Investment Risk.  The Fund may invest in foreign equity and debt securities.  Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.

Smaller Capitalization Stock Risk.   The earnings and prospects of smaller capitalization companies are more volatile than those of larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Limited History of Operations; Dependence on Portfolio Manager. The Fund is a recently formed mutual fund and has limited history of operations.  In addition, the Adviser is recently formed and has not previously managed a mutual fund.  The Adviser is also dependent on the expertise and experience of its portfolio manager, who is the sole owner of the Adviser.  While the Adviser has another officer and another employee who are familiar with the investment strategy of the Adviser and assist the portfolio manager in his management of the Fund, there is no assurance that they would be able to manage the Fund if he were unavailable to do so for an extended period.

Options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing its entire premium invested in the put option.  A small investment in options could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of options involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of an option held by the Fund may not correlate with the Fund’s other investments.

Investments in Other Investment Companies Risk.  Investments in other investment companies, including ETFs (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of investment advisory fees and certain other expenses.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Portfolio Turnover Risk. High portfolio turnover results in higher transactional and brokerage costs, which reduce the Fund’s return.

Performance

Performance information is not included because as of the date of this Propspectus, the Fund does not have a full calendar year of operations.  In the future, performance information will illustrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Updated performance information is available at 1-800-453-6556 or www.grandprixinvestorfund.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	Grand Prix Investors Trust
Central Index Key	dei_EntityCentralIndexKey	0001496315
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Grand Prix Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Grand Prix Investors Fund (the “Grand Prix Fund” or the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  For the fiscal year ended July 31, 2012, the Fund’s portfolio turnover rate was 406.15%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	406.15%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the domestic and foreign equity and debt securities of “Formula 1 Sponsor Companies.”   For this purpose, the Fund’s investment adviser, Autosport Fund Advisors, Inc. (“Autosport” or the “Adviser”), defines Formula 1 Sponsor Companies as companies that, directly, or indirectly through an affiliate, sponsor Formula 1 teams (through on-car branding or by serving as a technical partner or supplier), Formula 1 drivers or Formula 1 races (including through trackside advertising), or that sponsor the Formula One Administration or the Federation of International Autosport.  At present, there are approximately 300 Formula 1 Sponsor Companies.

The Fund will normally hold both common stocks and debt securities, generally with 40% to 80% of its net assets invested in common stocks and 20% to 60% of its net assets invested in debt securities, including cash equivalents or money market funds.  The Fund may invest up to 100% of its assets in cash equivalents and money market funds as a defensive measure in response to adverse market conditions.  The Fund may invest in equity securities of any market capitalization.  The adviser intends to invest in domestic and foreign debt securities of any maturity that are investment grade (generally, having a Standard & Poor’s rating of “BBB” or better, or a Moody’s rating of “Baa” or better) or, if unrated, determined by the adviser to be of comparable quality.  However, the adviser may also invest, without limitation, in non-investment grade corporate bonds rated below “Baa” by Moody’s or below “BBB” by S&P (also known as “junk” bonds).  The Fund may invest in other equity and debt securities, including shares of other investment companies (such as ETFs).  The Fund may purchase foreign and emerging market securities, including sponsored ADRs. The Fund may also buy and write (i.e., sell) put and call options.

Once a portfolio security of a Formula 1 Sponsor Company has been purchased, the Fund typically will hold that security for as long as the security is in the universe of Formula 1 Sponsor Companies.  Although the Adviser will typically sell the security of a company that no longer qualifies as a Formula 1 Sponsor Company, the Adviser may retain such a portfolio security for an extended period to avoid sale at an inopportune time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Formula 1 Sponsor Company Security Risk.  The Fund’s policy of investing primarily in Formula 1 Sponsor Companies may inhibit the Fund’s ability to participate in certain attractive investment opportunities.  Formula 1 Sponsor Companies may change from year to year, which may result in well-established companies with strong track records no longer fitting within the investment objective of the Fund.  Because the Fund selects from a small universe of companies (approximately 300), the Fund also runs a greater risk of loss than a fund that invests in a wider range of securities.  A related risk is that popularity of Formula 1, or the teams that race in it, may decline among fans and sponsors.  If this happens, the Fund’s investment objective may require it to invest in fewer companies or weaker companies.  Any negative market, economic or other developments affecting the racing industry could have a major effect on the value of the Fund’s investments.

Individual Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, political events and numerous other factors. All equity securities are subject to these risks.

Debt Security Risk.  Debt securities are subject to inherent market risks and fluctuations in value due to changes in interest rates, earnings, economic conditions, quality ratings and other factors beyond the control of the Adviser.

Credit Risk.  Credit risk is the possibility that an issuer will default on a debt security by failing to pay interest or principal when due.  There is a possibility that issuers of debt securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Risk Associated with Non-Investment Grade Securities.  Debt securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities.

Sector Risk.  The Fund may be, at various times, overweighted in one or more industry sectors.  That is, the Fund may invest a significant percentage of its assets in the securities of a single sector.  When the Fund is overweighted in a sector, any negative developments affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in the sector.

Foreign Investment Risk.  The Fund may invest in foreign equity and debt securities.  Foreign investments, including ADRs, may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries.

Smaller Capitalization Stock Risk.   The earnings and prospects of smaller capitalization companies are more volatile than those of larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s judgment will produce the desired results.  In addition, the Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

Limited History of Operations; Dependence on Portfolio Manager. The Fund is a recently formed mutual fund and has limited history of operations.  In addition, the Adviser is recently formed and has not previously managed a mutual fund.  The Adviser is also dependent on the expertise and experience of its portfolio manager, who is the sole owner of the Adviser.  While the Adviser has another officer and another employee who are familiar with the investment strategy of the Adviser and assist the portfolio manager in his management of the Fund, there is no assurance that they would be able to manage the Fund if he were unavailable to do so for an extended period.

Options.  The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. To the extent the premium received does not cover the difference in the market price and the exercise price, the seller will incur substantial losses when it is obligated to purchase the underlying securities at the higher market price, and sell such securities to the option holder at the lower option price.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The seller will suffer substantial losses to the extent the premium received is less than the difference between the option price and the market price of the securities. The buyer of a put option assumes the risk of losing its entire premium invested in the put option.  A small investment in options could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of options involves risks that may be different from the risks associated with investing directly in the underlying assets, including the risk that changes in the value of an option held by the Fund may not correlate with the Fund’s other investments.

Investments in Other Investment Companies Risk.  Investments in other investment companies, including ETFs (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of investment advisory fees and certain other expenses.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.

Portfolio Turnover Risk. High portfolio turnover results in higher transactional and brokerage costs, which reduce the Fund’s return.

Risk Lose Money [Text]	rr_RiskLoseMoney

There is a possibility that issuers of debt securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information is not included because as of the date of this Propspectus, the Fund does not have a full calendar year of operations.  In the future, performance information will illustrate the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year and showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Updated performance information is available at 1-800-453-6556 or www.grandprixinvestorfund.com.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-453-6556
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.grandprixinvestorfund.com
Grand Prix Investors Fund | Grand Prix Investors Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within six months of purchase){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Wire Transfer Fee	rr_ShareholderFeeOther	20
Management Fees	rr_ManagementFeesOverAssets	1.95%
Distribution (and/or Service) (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,225
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,626
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund).